Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 26, 2011 USD ($)	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Oct. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2012 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY
Short-term loans (including short-term loans of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB12,802 (US$2,115) as of December 31, 2012 and 2013, respectively)	$ 2,115	12,802							$ 2,115	12,802
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB7,038 and RMB8,336 (US$1,377) as of December 31, 2012 and 2013, respectively)	2,149	13,012	10,408						1,377	8,336	7,038
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB59,538 and RMB72,857 (US$12,036) as of December 31, 2012 and 2013, respectively)	14,578	88,246	66,307						12,036	72,857	59,538
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,554 and RMB1,863 (US$308) as of December 31, 2012 and 2013, respectively)	745	4,507	1,554						308	1,863	1,554
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB11,852 and RMB29,328 (US$4,845) as of December 31, 2012 and 2013, respectively)	$ 5,007	30,313	11,852						$ 4,845	29,328	11,852
Ordinary shares, par value	$ 0.00005			$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000			700,000,000	300,000,000		931,878,540
Ordinary shares, shares issued					66,539,000	262,197,451		228,768,220
Ordinary shares, shares outstanding					66,539,000	262,197,451		228,768,220